VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—82.9%
Aerospace & Defense—0.3%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 145	$ 631
Auto Manufacturers—1.7%
Rivian Automotive, Inc.
4.625%, 3/15/29	2,040	2,082
3.625%, 10/15/30	2,215	2,007
		4,089

Biotechnology—5.5%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	2,560	2,935
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,420	1,695
144A 1.750%, 3/1/31(1)	695	759
Guardant Health, Inc. 1.250%, 2/15/31(2)	1,385	1,487
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	3,540	3,692
Insmed, Inc. 0.750%, 6/1/28	555	1,249
Travere Therapeutics, Inc. 2.250%, 3/1/29	1,505	1,520
		13,337

Commercial Services—3.5%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	1,185	1,066
Block, Inc. 0.000%, 5/1/26(3)	3,380	3,204
Shift4 Payments, Inc. 0.500%, 8/1/27	3,105	3,142
Stride, Inc. 1.125%, 9/1/27	435	1,188
		8,600

Computers—6.5%
Lumentum Holdings, Inc. 0.500%, 12/15/26	4,680	4,821
PAR Technology Corp. 1.500%, 10/15/27	2,135	2,247
Parsons Corp. 2.625%, 3/1/29	965	1,017
Seagate HDD Cayman 3.500%, 6/1/28	2,005	2,536
Super Micro Computer, Inc. 3.500%, 3/1/29	1,295	1,193
Western Digital Corp. 3.000%, 11/15/28(2)	1,430	1,941
Zscaler, Inc. 0.125%, 7/1/25	1,395	2,093
		15,848

Diversified REITS—1.4%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)(2)	3,350	3,481
	Par Value	Value

Electric Utilities—5.9%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$ 3,405	$ 3,808
PG&E Corp. 4.250%, 12/1/27	3,310	3,439
Southern Co. (The) 3.875%, 12/15/25	4,360	4,892
TXNM Energy, Inc. 144A 5.750%, 6/1/54(1)	1,760	2,189
		14,328

Electronics—2.2%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	1,725	1,810
Itron, Inc. 144A 1.375%, 7/15/30(1)	1,220	1,330
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	1,815	2,305
		5,445

Engineering & Construction—0.9%
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	1,695	2,135
Entertainment—4.9%
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	4,195	3,681
IMAX Corp. 0.500%, 4/1/26	1,845	1,960
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	6,040	6,245
		11,886

Financial Services—4.1%
Coinbase Global, Inc. 0.500%, 6/1/26	3,850	3,856
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	2,125	2,057
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)(2)	2,950	2,960
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	1,220	1,022
		9,895

Health Care REITs—3.1%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	5,735	7,639
Healthcare-Products—4.2%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	1,875	1,848
Envista Holdings Corp. 2.375%, 6/1/25	1,300	1,292
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	1,920	1,669
Insulet Corp. 0.375%, 9/1/26	1,405	1,738
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,385	1,443
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	$ 950	$ 1,209
Repligen Corp. 1.000%, 12/15/28(2)	1,085	1,108
		10,307

Industrial REITs—1.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	3,150	3,109
Internet—8.3%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	415	545
Expedia Group, Inc. 0.000%, 2/15/26	1,490	1,453
Magnite, Inc. 0.250%, 3/15/26	1,375	1,312
Palo Alto Networks, Inc. 0.375%, 6/1/25	425	1,587
Sea Ltd. 2.375%, 12/1/25	880	1,332
Shopify, Inc. 0.125%, 11/1/25	2,520	2,510
Snap, Inc. 0.750%, 8/1/26(2)	1,375	1,317
Spotify USA, Inc. 0.000%, 3/15/26	960	1,236
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	1,565	1,765
Uber Technologies, Inc.
0.000%, 12/15/25(2)	4,075	4,560
0.875%, 12/1/28	530	695
Wayfair, Inc. 3.250%, 9/15/27	1,395	1,297
Zillow Group, Inc. 2.750%, 5/15/25	585	588
		20,197

Investment Companies—0.2%
IREN Ltd. 144A 3.250%, 6/15/30(1)	840	608
Iron & Steel—0.5%
United States Steel Corp. 5.000%, 11/1/26	395	1,291
Leisure Time—1.4%
NCL Corp., Ltd. 1.125%, 2/15/27	2,710	2,560
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	205	885
		3,445

Machinery-Construction & Mining—0.6%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	1,165	1,391
	Par Value	Value

Media—2.4%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	$ 4,600	$ 4,649
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,060	1,287
		5,936

Metal Fabricate/Hardware—0.9%
Xometry, Inc. 1.000%, 2/1/27	2,320	2,220
Mining—0.5%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	825	1,148
Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 0.500%, 12/15/27	325	881
Oil, Gas & Consumable Fuels—1.0%
UGI Corp. 144A 5.000%, 6/1/28(1)	1,975	2,525
Passenger Airlines—1.2%
American Airlines Group, Inc. 6.500%, 7/1/25	2,825	2,822
Pharmaceuticals—2.4%
Dexcom, Inc. 0.250%, 11/15/25	3,675	3,574
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	2,160	2,345
		5,919

Retail—1.2%
Burlington Stores, Inc. 1.250%, 12/15/27(2)	1,485	1,902
Shake Shack, Inc. 0.000%, 3/1/28	1,150	1,060
		2,962

Retail REIT—0.4%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	915	911
Semiconductors—3.3%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(3)	2,070	1,933
ON Semiconductor Corp.
0.000%, 5/1/27	1,360	1,452
0.500%, 3/1/29	1,330	1,148
Semtech Corp. 1.625%, 11/1/27	1,240	1,456
Synaptics, Inc. 144A 0.750%, 12/1/31(1)(2)	1,590	1,398
Wolfspeed, Inc. 0.250%, 2/15/28	2,000	642
		8,029

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Software—10.6%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	$ 880	$ 1,243
Cloudflare, Inc. 0.000%, 8/15/26(3)	3,235	3,287
Confluent, Inc. 0.000%, 1/15/27(3)	2,320	2,130
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)(3)	3,420	3,074
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,430	2,672
MicroStrategy, Inc. 144A 0.000%, 12/1/29(1)(3)	5,840	5,311
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	2,690	2,903
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	3,235	4,013
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	1,315	1,235
		25,868

Telecommunications—1.1%
AST SpaceMobile, Inc. 144A 4.250%, 3/1/32(1)	635	744
InterDigital, Inc. 3.500%, 6/1/27	180	470
Viavi Solutions, Inc. 1.625%, 3/15/26(2)	1,380	1,444
		2,658

Water Utilities—1.0%
American Water Capital Corp. 3.625%, 6/15/26	2,395	2,467
Total Convertible Bonds and Notes (Identified Cost $196,336)		202,008

Corporate Bonds and Notes—58.9%
Aerospace & Defense—3.0%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	1,585	1,623
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	2,070	2,132
TransDigm, Inc. 144A 7.125%, 12/1/31(1)	3,450	3,586
		7,341

Auto Components—0.6%
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31(2)	1,630	1,518
Automotive Parts & Equipment—2.4%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)(2)	1,230	1,166
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	835	804
Clarios Global LP 144A 8.500%, 5/15/27(1)	1,925	1,932
	Par Value	Value

Automotive Parts & Equipment—continued
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	$ 800	$ 798
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	1,155	1,103
		5,803

Building Materials—1.7%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	2,040	2,051
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	2,040	2,048
		4,099

Chemicals—1.1%
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	1,700	1,532
Tronox, Inc. 144A 4.625%, 3/15/29(1)(2)	1,300	1,052
		2,584

Commercial Services—3.6%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	2,075	2,061
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	2,155	2,200
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	2,445	2,480
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	2,010	2,047
		8,788

Computers—1.7%
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,835	1,585
Seagate HDD Cayman 8.500%, 7/15/31	2,375	2,541
		4,126

Containers & Packaging—1.2%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	2,030	2,036
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	840	830
		2,866

Diversified REITS—1.4%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	2,055	2,110
144A 6.250%, 1/15/33(1)	1,250	1,248
		3,358

Electronic Equipment, Instruments & Components—0.5%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)	1,230	1,244

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Electronics—0.4%
Coherent Corp. 144A 5.000%, 12/15/29(1)	$ 975	$ 933
Entertainment—3.0%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	2,595	2,446
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	790	798
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	2,025	2,025
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	1,050	948
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	1,280	1,217
		7,434

Environmental Services—1.4%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	1,920	1,996
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	1,460	1,489
		3,485

Financial Services—3.8%
Nationstar Mortgage Holdings, Inc. 144A 7.125%, 2/1/32(1)	2,690	2,791
Navient Corp. 9.375%, 7/25/30	1,045	1,111
OneMain Finance Corp. 7.125%, 11/15/31(2)	2,365	2,375
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	1,685	1,757
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,120	1,131
		9,165

Food & Beverage—1.7%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	1,690	1,690
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	2,435	2,408
		4,098

Healthcare-Products—1.6%
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,565	1,597
Medline Borrower LP 144A 5.250%, 10/1/29(1)	2,375	2,255
		3,852

Healthcare-Services—1.5%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)	1,585	1,623
Tenet Healthcare Corp. 6.125%, 10/1/28	1,990	1,985
		3,608

	Par Value	Value

Insurance—1.0%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	$ 2,370	$ 2,428
Internet—1.5%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	2,300	2,368
Snap, Inc. 144A 6.875%, 3/1/33(1)	1,235	1,234
		3,602

Investment Companies—0.5%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,370	1,292
Iron & Steel—0.8%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)(2)	2,075	1,949
Leisure Time—1.4%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	1,170	1,183
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)(2)	2,390	2,334
		3,517

Lodging—0.3%
Station Casinos LLC 144A 6.625%, 3/15/32(1)	820	815
Machinery-Diversified—1.0%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	2,325	2,412
Media—4.9%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	1,245	1,256
144A 7.375%, 3/1/31(1)(2)	1,635	1,684
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	1,600	1,556
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,625
Sirius XM Radio LLC 144A 5.500%, 7/1/29(1)	2,515	2,449
TEGNA, Inc. 5.000%, 9/15/29(2)	1,765	1,644
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,725	1,661
		11,875

Mining—1.5%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,170	1,211
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	1,220	1,199
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,235	1,230
		3,640

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Miscellaneous Manufacturing—0.5%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	$ 1,225	$ 1,249
Oil, Gas & Consumable Fuels—6.1%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,240	1,241
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,350	2,234
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	1,715	1,717
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,195	1,148
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,670	1,633
SM Energy Co. 144A 7.000%, 8/1/32(1)(2)	1,235	1,138
Sunoco LP 144A 6.250%, 7/1/33(1)	1,605	1,603
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,561	1,546
USA Compression Partners LP 6.875%, 9/1/27	790	783
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,735	1,720
		14,763

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	934
Pharmaceuticals—0.8%
Organon & Co. 144A 7.875%, 5/15/34(1)(2)	2,245	2,068
Pipelines—0.5%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	1,260	1,149
Retail—1.7%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	855	870
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,525	1,540
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	1,635	1,661
		4,071

Semiconductors—1.0%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	1,225	1,224
Entegris, Inc. 144A 5.950%, 6/15/30(1)	1,230	1,227
		2,451

Software—1.3%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	1,600	1,600
	Par Value	Value

Software—continued
UKG, Inc. 144A 6.875%, 2/1/31(1)	$ 1,630	$ 1,677
		3,277

Telecommunications—0.5%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	1,150	1,204
Transportation—2.6%
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)	2,680	2,802
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	1,610	1,634
XPO, Inc. 144A 7.125%, 6/1/31(1)	1,915	1,961
		6,397

Total Corporate Bonds and Notes (Identified Cost $143,572)		143,395

	Shares
Convertible Preferred Stocks—12.9%
Aerospace & Defense—3.2%
Boeing Co. (The), 6.000%	128,955	7,915
Banks—3.0%
Wells Fargo & Co. Series L, 7.500%	6,330	7,356
Capital Markets—1.8%
Ares Management Corp. Series B, 6.750%	40,710	2,010
KKR & Co., Inc. Series D, 6.250%	51,630	2,475
		4,485

Chemicals—0.4%
Albemarle Corp., 7.250%	29,150	893
Electric Utilities—1.7%
NextEra Energy, Inc., 6.926%(2)	47,400	1,825
PG&E Corp. Series A, 6.000%	52,755	2,294
		4,119

Healthcare Providers & Services—0.7%
BrightSpring Health Services, Inc., 6.750%	26,960	1,690
Machinery—0.2%
Chart Industries, Inc. Series B, 6.750%	8,960	474
Semiconductors & Semiconductor Equipment—0.9%
Microchip Technology, Inc., 7.500%	46,675	2,215
Software—0.3%
MicroStrategy, Inc., 8.000%(2)	7,200	644

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—0.7%
Hewlett Packard Enterprise Co., 7.625%	32,510	$ 1,632
Total Convertible Preferred Stocks (Identified Cost $27,542)		31,423

Preferred Stock—0.2%
Entertainment—0.2%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	420
Total Preferred Stock (Identified Cost $411)		420

Common Stocks—0.1%
Banks—0.1%
CCF Holdings LLC(4)(5)	6,367,079	318
CCF Holdings LLC Class M(4)(5)	879,959	44
		362

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	6,354	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $22,668)		362

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	1,455,681	29
Total Warrant (Identified Cost $—)		29

Total Long-Term Investments—155.0% (Identified Cost $390,529)		377,637

Short-Term Investment—4.5%
Money Market Mutual Fund—4.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.222%)(7)	10,918,535	10,919
Total Short-Term Investment (Identified Cost $10,919)		10,919

	Shares	Value

Securities Lending Collateral—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.207%)(7)(8)	6,035,628	$ 6,036
Total Securities Lending Collateral (Identified Cost $6,036)		6,036

TOTAL INVESTMENTS—162.0% (Identified Cost $407,484)		$394,592
Other assets and liabilities, net—(17.3)%		(42,039)
Cumulative Preferred Shares—(44.8)%		(109,000)
NET ASSETS—100.0%		$243,553

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $212,701 or 87.3% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Canada	3
Cayman Islands	3
Bermuda	2
United Kingdom	1
Jersey	1
Total	100%
† % of total investments as of April 30, 2025.

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$202,008	$—	$202,008	$—
Corporate Bonds and Notes	143,395	—	143,395	—
Equity Securities:
Convertible Preferred Stocks	31,423	31,423	—	—
Preferred Stock	420	—	—	420
Common Stocks	362	—	—	362(1)
Warrant	29	—	—	29
Money Market Mutual Fund	10,919	10,919	—	—
Securities Lending Collateral	6,036	6,036	—	—
Total Investments	$394,592	$48,378	$345,403	$811

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended April 30, 2025.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.